NOTE 4 - INCOME TAXES - Deferred Tax Assets (Details) - USD ($)	12 Months Ended		153 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2021
Net Operating Profit			$ (4,712,691)
A B T I Pharma [Member]
Net Operating Profit	$ (343,033)
Effective tax rate	19.00%
Income Tax expense	$ (65,176)
Less: valuation allowance	65,176
Income Tax Expense